Fair Value Measurements Consists of The Following (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Level 1
Make Whole Liability - 2013		$ 555,000
Make Whole Liability - 2013		555,000
Make Whole Liability - 2014	562,500
Level 2
Make Whole Liability - 2013		0
Make Whole Liability - 2013		0
Make Whole Liability - 2014	0
Level 3
Make Whole Liability - 2013		0
Make Whole Liability - 2013		0
Make Whole Liability - 2014	0
Total Carrying Value.
Make Whole Liability - 2013		555,000
Make Whole Liability - 2013		555,000
Make Whole Liability - 2014	$ 562,500